Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 0	₨ 0	₨ 0
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	294,626	259,470	243,502
Deferred tax expense (income) recognised in profit or loss	35,156	15,968
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(148,106)	(127,280)	(121,317)
Deferred tax expense (income) recognised in profit or loss	(20,826)	(5,963)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(146,520)	(132,190)	₨ (122,185)
Deferred tax expense (income) recognised in profit or loss	(14,330)	(10,005)
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0